Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Taxes Payable

	12/31/2018	12/31/2017
		Restated (i)
ICMS	166,038	128,571
PIS and COFINS	38,055	25,319
ISS	22,339	11,211
Value-Added Tax (IVA) of foreign subsidiaries	21,306	17,992
PERT (*)	—	19,584
Others	20,267	18,852

	268,005	221,529

(*)	Refers to federal tax debits of the subsidiary IPP that were included in the Special Program of Tax Regularization (PERT).
(i)	See Note 2.x.